Bramshill Multi-Strategy Income Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2026 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES — 29.7%
$32,508,998	Ally Auto Receivables Trust 2023-1 0.000%, 4/15/2034[1,2]	$2,220,039
51,684,421	Ally Auto Receivables Trust 2024-1 0.000%, 2/16/2032[1,2]	3,642,098
2,109,621	Ally Bank Auto Credit-Linked Notes Series 2024-A 12.748%, 5/17/2032[1,2]	2,169,941
	Ally Bank Auto Credit-Linked Notes Series 2024-B
1,734,796	8.036%, 9/15/2032[1,2]	1,746,951
1,275,586	11.395%, 9/15/2032[1,2]	1,300,224
2,040,937	6.678%, 9/15/2032[1,2]	2,053,030
	Ally Bank Auto Credit-Linked Notes Series 2025-A
1,753,792	6.942%, 6/15/2033[1,2]	1,752,265
3,599,889	10.219%, 6/15/2033[1,2]	3,620,308
	Ally Bank Auto Credit-Linked Notes Series 2025-B
2,905,922	6.942%, 9/15/2033[1,2]	2,902,845
7,887,504	9.935%, 9/15/2033[1,2]	7,932,368
7,348,363	Alternative Loan Trust 2005-62 0.030%, 12/25/2035[2,3,4]	14,367
150,000	Avis Budget Rental Car Funding AESOP LLC 6.180%, 10/20/2027[1,2]	150,559
	BOF VII AL Funding Trust I
217,466	6.291%, 7/26/2032[1,2]	220,775
91,565	6.632%, 7/26/2032[1,2]	92,886
	Chase Auto Credit Linked Notes Series 2025-1
1,886,465	6.996%, 2/25/2033[1,2]	1,890,550
3,395,638	10.418%, 2/25/2033[1,2]	3,431,995
8,950	Chase Auto Owner Trust 2024-3 0.000%, 9/25/2031[1,2]	2,173,799
20,000	Chase Auto Owner Trust 2024-4 0.000%, 11/25/2031[1,2]	4,891,942
21,000	Chase Auto Owner Trust 2024-5 0.000%, 1/26/2032[1,2]	3,828,011
23,000	Chase Auto Owner Trust 2025-1 0.000%, 11/26/2032[1,2]	4,013,271
25,000	Chase Auto Owner Trust 2025-2 0.000%, 2/25/2033[1,2]	4,221,942
	Freddie Mac Structured Agency Credit Risk Debt Notes
2,485,560	6.776%, (30-Day SOFR Average+312 basis points), 12/25/2042[2,5]	2,439,126
5,538,127	3.789%, 2/25/2048[1,2,4]	4,154,903
9,634,254	3.850%, 5/25/2048[1,2,4]	7,070,013
9,222,076	4.155%, 8/25/2048[1,2,4]	7,204,673
7,487,677	4.512%, 11/25/2048[1,2,4]	5,672,102
464,810	METLIFE SECURITIZATION TRUST 2020-1 2.500%, 5/25/2050[1,2,4]	394,176

Bramshill Multi-Strategy Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2026 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
$492,272	RESI Finance LP 2003-CB1 5.432%, (1-Month Term SOFR+176 basis points), 6/10/2035[1,2,5]	$485,273
3,500,000	RMF Buyout Issuance Trust 2021-HB1 6.000%, 11/25/2031[1,2,4]	3,317,433
15,000	USB Auto Owner Trust 2025-1 0.000%, 12/15/2032[1,2]	3,774,951
	Western Alliance Bank 2021-CL2
4,529,587	9.012%, (30-Day SOFR Average+535 basis points), 7/25/2059[1,2,5]	4,467,110
1,439,970	10.162%, (30-Day SOFR Average+650 basis points), 7/25/2059[1,2,5]	1,403,062
	TOTAL ASSET-BACKED SECURITIES
	(Cost $101,156,737)	94,652,988
	COLLATERALIZED MORTGAGE OBLIGATIONS — 58.8%
	Agate Bay Mortgage Trust 2015-4
255,771	3.000%, 6/25/2045[1,2,4]	237,415
51,154	3.465%, 6/25/2045[1,2,4]	48,094
	Agate Bay Mortgage Trust 2015-5
460,051	3.573%, 7/25/2045[1,2,4]	366,448
272,739	3.500%, 7/25/2045[1,2,4]	253,035
175,607	Agate Bay Mortgage Trust 2015-7 3.500%, 10/25/2045[1,2,4]	162,678
201,543	Agate Bay Mortgage Trust 2016-2 3.500%, 3/25/2046[1,2,4]	185,756
411,925	Bayview Opportunity Master Fund VII 2024-CAR1 7.262%, (30-Day SOFR Average+360 basis points), 12/26/2031[1,2,5]	417,677
235,198	Chase Home Lending Mortgage Trust 2019-1 3.500%, 3/25/2050[1,2,4]	212,909
	Chase Home Lending Mortgage Trust 2019-ATR1
1,751,980	4.391%, 4/25/2049[1,2,4]	1,632,283
729,810	4.000%, 4/25/2049[1,2,4]	696,631
42,629	4.000%, 4/25/2049[1,2,4]	40,602
298,445	4.392%, 4/25/2049[1,2,4]	283,292
1,709,665	Chase Home Lending Mortgage Trust 2019-ATR2 3.500%, 7/25/2049[1,2,4]	1,564,371
2,158,000	Chase Mortgage Finance Corp. 10.162%, (30-Day SOFR Average+650 basis points), 2/25/2050[1,2,5]	2,269,713
5,317,428	CHL Mortgage Pass-Through Trust 2005-3 0.339%, 4/25/2035[2,3,4]	319
2,625,120	CIM Trust 2018-J1 3.643%, 3/25/2048[1,2,4]	1,844,971
34,597	CIM Trust 2019-INV1 4.000%, 2/25/2049[1,2,4]	33,119
121,842	CIM Trust 2019-INV2 4.000%, 5/25/2049[1,2,4]	115,641

Bramshill Multi-Strategy Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2026 (Unaudited)

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
	CIM Trust 2019-J1
$1,993,000	3.936%, 8/25/2049[1,2,4]	$1,492,376
178,651	3.500%, 8/25/2049[1,2,4]	165,063
2,683,785	CIM Trust 2021-J3 2.614%, 6/25/2051[1,2,4]	2,164,264
92,690	Citigroup Mortgage Loan Trust, Inc. 2.500%, 8/25/2050[1,2,4]	81,836
1,397,364	CSMC Trust 2013-IVR2 3.000%, 4/25/2043[1,2,4]	1,277,480
	CSMC Trust 2013-TH1
246,439	3.595%, 2/25/2043[1,2,4]	239,944
1,647,660	2.130%, 2/25/2043[1,2,4]	1,462,919
1,154,466	CSMC Trust 2015-1 2.500%, 1/25/2045[1,2,4]	1,029,025
112,644	CSMC Trust 2015-3 3.500%, 3/25/2045[1,2,4]	106,170
98,300	CSMC Trust 2018-J1 3.500%, 2/25/2048[1,2,4]	89,195
149,309	CSMLT 2015-1 Trust 3.500%, 5/25/2045[1,2,4]	138,915
1,617,316	EverBank Mortgage Loan Trust 18-1 3.500%, 2/25/2048[1,2,4]	1,471,651
54,219	EverBank Mortgage Loan Trust 2013-2 3.000%, 6/25/2043[1,2,4]	50,996
3,682,819	FARM Mortgage Trust 2021-1 3.228%, 7/25/2051[1,2,4]	2,943,673
9,937,918	FARM Mortgage Trust 2022-1 2.957%, 1/25/2052[1,2,4]	7,906,985
8,697,154	FARM Mortgage Trust 2023-1 3.035%, 3/25/2052[1,2,4]	6,459,069
4,859,043	FARM Mortgage Trust 2024-1 5.077%, 10/1/2053[1,2,4]	4,276,451
6,681,423	FARM Mortgage Trust 2025-1 5.630%, 8/1/2055[1,2,4]	5,969,664
5,455,619	FARM Mortgage Trust 2025-2 5.703%, 9/25/2055[1,2,4]	4,797,595
369,924	Flagstar Mortgage Trust 2017-2 3.500%, 10/25/2047[1,2,4]	335,579
103,338	Flagstar Mortgage Trust 2018-6RR 4.000%, 9/25/2048[1,2,4]	101,807
	Flagstar Mortgage Trust 2019-1
161,808	3.500%, 10/25/2049[1,2,4]	146,831
100,433	3.500%, 10/25/2049[1,2,4]	91,137

Bramshill Multi-Strategy Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2026 (Unaudited)

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
$1,799,178	Flagstar Mortgage Trust 2019-2 3.500%, 12/25/2049[1,2,4]	$1,615,333
455,235	Flagstar Mortgage Trust 2020-1NV 3.000%, 3/25/2050[1,2,4]	397,922
	Flagstar Mortgage Trust 2020-2
609,453	3.000%, 8/25/2050[1,2,4]	533,063
3,656,720	3.000%, 8/25/2050[1,2,4]	3,198,380
	Freddie Mac Multifamily Structured Pass-Through Certificates
12,736,000	2.349%, 2/25/2047[2,3,4]	778,488
19,553,038	4.847%, 3/25/2056[2,3,4]	3,273,431
7,000,000	4.788%, 9/25/2055[2,3,4]	1,262,934
232,601,316	0.221%, 2/25/2036[2,3,4]	2,185,755
	Galton Funding Mortgage Trust 2017-1
3,140,080	4.169%, 7/25/2056[1,2,4]	2,608,983
908,861	3.000%, 7/25/2056[1,2,4]	802,965
94,533	3.500%, 11/25/2057[1,2,4]	86,709
3,851	3.500%, 11/25/2057[1,2,4]	3,513
479,432	3.500%, 7/25/2056[1,2,4]	433,664
	Galton Funding Mortgage Trust 2018-1
3,265,700	4.656%, 11/25/2057[1,2,4]	2,975,709
2,535,000	4.656%, 11/25/2057[1,2,4]	2,112,897
2,715,569	4.656%, 11/25/2057[1,2,4]	1,928,465
	Galton Funding Mortgage Trust 2018-2
4,628,754	4.534%, 10/25/2058[1,2,4]	4,051,472
3,847,000	4.534%, 10/25/2058[1,2,4]	2,991,930
198,586	4.000%, 10/25/2058[1,2,4]	189,043
159,399	Galton Funding Mortgage Trust 2019-1 4.000%, 2/25/2059[1,4]	151,808
256,616	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 4.000%, 11/25/2049[1,2,4]	241,741
285,571	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 3.500%, 3/25/2050[1,2,4]	268,113
2,475,438	GS Mortgage-Backed Securities Corp. Trust 2020-PJ2 3.500%, 7/25/2050[1,2,4]	2,253,960
	GS Mortgage-Backed Securities Corp. Trust 2020-PJ3
206,297	3.000%, 10/25/2050[1,2,4]	180,592
105,151	2.500%, 10/25/2050[1,2,4]	88,950
3,121,294	2.500%, 10/25/2050[1,2,4]	2,642,238
1,398,059	GS Mortgage-Backed Securities Corp. Trust 2020-PJ4 3.000%, 1/25/2051[1,2,4]	1,220,911
144,179	GS Mortgage-Backed Securities Trust 2020-PJ1 3.500%, 5/25/2050[1,2,4]	130,618
	JP Morgan Mortgage Trust 2016-3
1,977,000	3.309%, 10/25/2046[1,2,4]	1,510,009

Bramshill Multi-Strategy Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2026 (Unaudited)

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
$67,973	3.372%, 10/25/2046[1,2,4]	$62,667
707,529	JP Morgan Mortgage Trust 2016-4 3.768%, 10/25/2046[1,2,4]	668,341
	JP Morgan Mortgage Trust 2017-1
2,373,243	3.446%, 1/25/2047[1,2,4]	2,138,584
238,663	3.446%, 1/25/2047[1,2,4]	216,966
	JP Morgan Mortgage Trust 2017-2
1,320,859	3.652%, 5/25/2047[1,2,4]	1,221,335
104,086	3.500%, 5/25/2047[1,2,4]	94,858
	JP Morgan Mortgage Trust 2017-3
1,011,058	3.500%, 8/25/2047[1,2,4]	923,640
10,111	3.500%, 8/25/2047[1,2,4]	9,312
	JP Morgan Mortgage Trust 2017-4
430,743	3.500%, 11/25/2048[1,2,4]	395,891
3,666	3.000%, 11/25/2048[1,2,4]	3,280
550,375	JP Morgan Mortgage Trust 2017-6 3.500%, 12/25/2048[1,2,4]	500,982
	JP Morgan Mortgage Trust 2018-1
138,398	3.500%, 6/25/2048[1,2,4]	126,616
418,836	3.500%, 6/25/2048[1,2,4]	382,135
	JP Morgan Mortgage Trust 2018-3
87,865	3.500%, 9/25/2048[1,2,4]	80,747
702,917	3.500%, 9/25/2048[1,2,4]	645,976
1,773,345	JP Morgan Mortgage Trust 2018-4 3.500%, 10/25/2048[1,2,4]	1,607,266
2,310,578	JP Morgan Mortgage Trust 2018-5 3.500%, 10/25/2048[1,2,4]	2,093,490
2,557,839	JP Morgan Mortgage Trust 2018-6 3.500%, 12/25/2048[1,2,4]	2,338,364
147,801	JP Morgan Mortgage Trust 2018-8 4.000%, 1/25/2049[1,2,4]	137,849
	JP Morgan Mortgage Trust 2018-9
128,377	4.000%, 2/25/2049[1,2,4]	121,125
114,284	4.000%, 2/25/2049[1,2,4]	107,828
	JP Morgan Mortgage Trust 2019-1
52,804	4.743%, (1-Month Term SOFR+107 basis points), 5/25/2049[1,2,5]	52,014
128,836	4.000%, 5/25/2049[1,2,4]	120,597
48,158	JP Morgan Mortgage Trust 2019-2 3.994%, 8/25/2049[1,2,4]	45,475
	JP Morgan Mortgage Trust 2019-6
309,415	3.500%, 12/25/2049[1,2,4]	284,209
1,082,818	3.500%, 12/25/2049[1,2,4]	991,949
50,033	JP Morgan Mortgage Trust 2019-7 3.472%, 2/25/2050[1,2,4]	45,587

Bramshill Multi-Strategy Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2026 (Unaudited)

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
	JP Morgan Mortgage Trust 2019-8
$55,314	4.643%, (1-Month Term SOFR+96 basis points), 3/25/2050[1,2,5]	$54,235
283,256	3.500%, 3/25/2050[1,2,4]	258,245
	JP Morgan Mortgage Trust 2019-9
261,369	3.500%, 5/25/2050[1,2,4]	236,678
253,240	3.398%, 5/25/2050[1,2,4]	223,538
143,412	3.000%, 5/25/2050[1,2,4]	126,233
501,087	JP Morgan Mortgage Trust 2019-INV1 4.000%, 9/25/2049[1,2,4]	472,655
	JP Morgan Mortgage Trust 2019-INV2
125,271	4.693%, (1-Month Term SOFR+101 basis points), 2/25/2050[1,2,5]	123,245
1,367,082	3.500%, 2/25/2050[1,2,4]	1,245,014
769,545	3.213%, 2/25/2050[1,2,4]	677,899
	JP Morgan Mortgage Trust 2019-INV3
843,130	3.500%, 5/25/2050[1,2,4]	761,175
2,590,565	3.500%, 5/25/2050[1,2,4]	2,352,259
185,149	3.500%, 5/25/2050[1,2,4]	167,633
461,524	JP Morgan Mortgage Trust 2020-1 3.000%, 6/25/2050[1,2,4]	405,427
	JP Morgan Mortgage Trust 2020-2
185,779	3.000%, 7/25/2050[1,2,4]	161,917
300,728	3.500%, 7/25/2050[1,2,4]	272,884
	JP Morgan Mortgage Trust 2020-3
179,817	3.500%, 8/25/2050[1,2,4]	161,979
423,917	3.000%, 8/25/2050[1,2,4]	371,711
	JP Morgan Mortgage Trust 2020-4
1,386,634	3.000%, 11/25/2050[1,2,4]	1,213,267
27,986	2.500%, 11/25/2050[1,2,4]	23,687
36,359	3.000%, 11/25/2050[1,2,4]	31,813
	JP Morgan Mortgage Trust 2020-5
429,866	3.568%, 12/25/2050[1,2,4]	379,788
363,655	3.000%, 12/25/2050[1,2,4]	317,846
353,163	3.000%, 12/25/2050[1,2,4]	308,675
1,312,860	3.000%, 12/25/2050[1,2,4]	1,147,479
	JP Morgan Mortgage Trust 2020-7
1,682,129	3.000%, 1/25/2051[1,2,4]	1,473,654
1,201,525	3.000%, 1/25/2051[1,2,4]	1,052,614
2,523,193	3.000%, 1/25/2051[1,2,4]	2,198,067
	JP Morgan Mortgage Trust 2020-8
719,783	3.487%, 3/25/2051[1,2,4]	579,808
855,000	3.487%, 3/25/2051[1,2,4]	549,339
1,882,756	3.487%, 3/25/2051[1,2,4]	948,079
1,820,760	3.000%, 3/25/2051[1,2,4]	1,597,451

Bramshill Multi-Strategy Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2026 (Unaudited)

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
$73,083	JP Morgan Mortgage Trust 2020-9 2.500%, 5/25/2051[1,2,4]	$68,219
1,984,797	JP Morgan Mortgage Trust 2020-INV1 3.500%, 8/25/2050[1,2,4]	1,796,911
971,150	JP Morgan Mortgage Trust 2020-INV2 3.000%, 10/25/2050[1,2,4]	848,111
4,323	JP Morgan Mortgage Trust 2020-LTV1 3.500%, 6/25/2050[1,2,4]	4,306
	JP Morgan Mortgage Trust 2020-LTV2
1,558,880	3.000%, 11/25/2050[1,2,4]	1,413,975
860,064	3.000%, 11/25/2050[1,2,4]	780,117
134,385	3.000%, 11/25/2050[1,2,4]	121,437
81,967	JP Morgan Mortgage Trust 2021-13 2.500%, 4/25/2052[1,2,4]	68,233
453,467	JP Morgan Trust 2015-3 3.500%, 5/25/2045[1,2,4]	425,173
344,637	JPMorgan Chase Bank N.A. - CHASE 6.293%, (1-Month Term SOFR+262 basis points), 10/25/2057[1,2,5]	352,067
	JPMorgan Chase Bank N.A. - JPMWM
812,599	6.412%, (30-Day SOFR Average+275 basis points), 3/25/2051[1,2,5]	816,717
1,402,240	7.512%, (30-Day SOFR Average+385 basis points), 3/25/2051[1,2,5]	1,428,646
2,301,343	10.562%, (30-Day SOFR Average+690 basis points), 3/25/2051[1,2,5]	2,473,486
126,169	4.962%, (30-Day SOFR Average+130 basis points), 3/25/2051[1,2,5]	126,866
7,171,214	JPMorgan Wealth Management 2020-ATR1 3.000%, 2/25/2050[1,2,4]	6,281,267
702,572	Mellon Residential Funding Corp. Mor Pas Thr Cer Ser 01 Tbc1 4.487%, (1-Month Term SOFR+81 basis points), 11/15/2031[2,5]	684,976
579,182	Morgan Stanley Residential Mortgage Loan Trust 2020-1 2.500%, 12/25/2050[1,2,4]	484,716
	Morgan Stanley Residential Mortgage Loan Trust 2021-2
1,536,321	2.888%, 5/25/2051[1,2,4]	1,070,233
1,500,000	2.888%, 5/25/2051[1,2,4]	730,645
1,251,254	2.735%, 5/25/2051[1,2,4]	531,954
883,727	NRP Mortgage Trust 2013-1 3.280%, 7/25/2043[1,2,4]	865,505
73,972	Oaks Mortgage Trust Series 2015-1 3.500%, 4/25/2046[1,2,4]	69,544
560,116	OBX 2019-INV1 Trust 4.500%, 11/25/2048[1,2,4]	539,281
2,386,124	OBX 2020-INV1 Trust 3.500%, 12/25/2049[1,2,4]	2,163,300
	Oceanview Mortgage Trust 2021-1
1,543,000	2.718%, 5/25/2051[1,2,4]	781,937
772,000	2.718%, 5/25/2051[1,2,4]	366,497

Bramshill Multi-Strategy Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2026 (Unaudited)

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
	Oceanview Mortgage Trust 2021-3
$1,406,000	2.711%, 6/25/2051[1,2,4]	$707,109
527,000	2.711%, 6/25/2051[1,2,4]	248,602
487,835	Provident Funding Mortgage Trust 2019-1 3.000%, 12/25/2049[1,2,4]	425,461
	Provident Funding Mortgage Trust 2020-1
250,668	3.000%, 2/25/2050[1,2,4]	219,295
833,453	3.000%, 2/25/2050[1,2,4]	726,544
228,656	PSMC 2019-3 Trust 3.500%, 11/25/2049[1,2,4]	212,681
141,249	PSMC 2020-1 Trust 3.500%, 1/25/2050[1,2,4]	130,453
677,403	PSMC 2020-2 Trust 3.000%, 5/25/2050[1,2,4]	605,836
	PSMC 2020-3 Trust
950,000	3.000%, 11/25/2050[1,2,4]	804,260
242,924	3.000%, 11/25/2050[1,2,4]	213,814
492,003	Sequoia Mortgage Trust 2012-6 1.808%, 12/25/2042[2,4]	434,520
1,609,744	Sequoia Mortgage Trust 2013-2 1.874%, 2/25/2043[2,4]	1,402,708
79,961	Sequoia Mortgage Trust 2013-3 2.000%, 3/25/2043[2,4]	69,164
836,921	Sequoia Mortgage Trust 2013-5 3.000%, 5/25/2043[1,2,4]	765,421
	Sequoia Mortgage Trust 2013-7
233,698	3.000%, 6/25/2043[2,4]	212,797
593,788	2.500%, 6/25/2043[2,4]	528,238
1,073,375	Sequoia Mortgage Trust 2013-8 3.000%, 6/25/2043[2,4]	979,679
274,190	Sequoia Mortgage Trust 2013-9 3.500%, 7/25/2043[1,2,4]	252,119
	Sequoia Mortgage Trust 2014-4
600,121	3.500%, 11/25/2044[1,2,4]	557,548
780,160	3.500%, 11/25/2044[1,2,4]	728,973
	Sequoia Mortgage Trust 2016-3
508,411	3.605%, 11/25/2046[1,2,4]	490,759
1,866,373	3.500%, 11/25/2046[1,2,4]	1,727,705
	Sequoia Mortgage Trust 2017-4
48,706	3.500%, 7/25/2047[1,2,4]	44,718
2,452,229	3.907%, 7/25/2047[1,2,4]	2,353,167
1,296,517	Sequoia Mortgage Trust 2017-6 3.725%, 9/25/2047[1,2,4]	1,230,147

Bramshill Multi-Strategy Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2026 (Unaudited)

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
	Sequoia Mortgage Trust 2017-CH1
$156,748	4.000%, 8/25/2047[1,2,4]	$148,784
21,715	3.500%, 8/25/2047[1,2,4]	20,178
3,607	4.000%, 8/25/2047[1,2,4]	3,423
	Sequoia Mortgage Trust 2017-CH2
162,012	4.000%, 12/25/2047[1,2,4]	152,301
3,152	4.000%, 12/25/2047[1,2,4]	2,947
126,821	Sequoia Mortgage Trust 2018-2 3.500%, 2/25/2048[1,2,4]	115,255
	Sequoia Mortgage Trust 2018-6
128,774	4.000%, 7/25/2048[1,2,4]	120,796
126,270	4.000%, 7/25/2048[1,2,4]	118,120
	Sequoia Mortgage Trust 2018-CH1
130,601	4.000%, 3/25/2048[1,2,4]	122,386
85,040	3.500%, 3/25/2048[1,2,4]	77,769
85,203	4.000%, 3/25/2048[1,2,4]	79,622
81,300	4.000%, 3/25/2048[1,2,4]	76,185
	Sequoia Mortgage Trust 2018-CH2
719,877	4.000%, 6/25/2048[1,2,4]	660,149
29,499	4.000%, 6/25/2048[1,2,4]	27,051
18,335	Sequoia Mortgage Trust 2018-CH3 4.000%, 8/25/2048[1,2,4]	18,266
	Sequoia Mortgage Trust 2019-3
146,812	3.500%, 9/25/2049[1,2,4]	135,154
1,725,161	4.028%, 9/25/2049[1,2,4]	1,461,655
	Sequoia Mortgage Trust 2019-5
1,982,724	3.707%, 12/25/2049[1,2,4]	1,378,443
1,374,979	3.500%, 12/25/2049[1,2,4]	1,247,403
124,752	Sequoia Mortgage Trust 2019-CH3 4.000%, 9/25/2049[1,2,4]	117,495
221,620	Sequoia Mortgage Trust 2020-3 3.000%, 4/25/2050[1,2,4]	193,594
189,539	Sequoia Mortgage Trust 2020-4 2.500%, 11/25/2050[1,2,4]	176,110
186,476	UWM Mortgage Trust 2021-INV5 5.000%, 1/25/2052[1,2,4]	182,445
310,000	Wells Fargo Mortgage Backed Securities 2018-1 3.641%, 7/25/2047[1,2,4]	210,326
	Wells Fargo Mortgage Backed Securities 2019-3 Trust
71,841	3.500%, 7/25/2049[1,2,4]	65,414
27,300	3.500%, 7/25/2049[1,2,4]	24,995
383,154	3.000%, 7/25/2049[1,2,4]	338,407
	Wells Fargo Mortgage Backed Securities 2019-4 Trust
813,947	3.500%, 9/25/2049[1,2,4]	737,813

Bramshill Multi-Strategy Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2026 (Unaudited)

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
$101,743	3.000%, 9/25/2049[1,2,4]	$89,214
	Wells Fargo Mortgage Backed Securities 2020-1 Trust
244,606	3.000%, 12/25/2049[1,2,4]	214,165
691,908	3.000%, 12/25/2049[1,2,4]	603,988
326,141	3.000%, 12/25/2049[1,2,4]	285,723
	Wells Fargo Mortgage Backed Securities 2020-2 Trust
1,870,886	3.000%, 12/25/2049[1,2,4]	1,634,235
209,623	3.000%, 12/25/2049[1,2,4]	181,767
	Wells Fargo Mortgage Backed Securities 2020-3 Trust
1,323,267	3.000%, 6/25/2050[1,2,4]	1,154,370
695,778	3.000%, 6/25/2050[1,2,4]	604,222
692,325	Wells Fargo Mortgage Backed Securities 2020-4 Trust 3.000%, 7/25/2050[1,2,4]	607,149
166,228	Wells Fargo Mortgage Backed Securities 2020-5 Trust 2.500%, 9/25/2050[1,2,4]	153,517
	Wells Fargo Mortgage Backed Securities 2020-RR1 Trust
2,017,769	3.000%, 5/25/2050[1,2,4]	1,785,998
833,635	3.000%, 5/25/2050[1,2,4]	733,710
240,047	WinWater Mortgage Loan Trust 2014-3 3.500%, 11/20/2044[1,2,4]	227,010
33,519	WinWater Mortgage Loan Trust 2015-1 3.500%, 1/20/2045[1,2,4]	31,586
181,046	WinWater Mortgage Loan Trust 2015-A 3.500%, 6/20/2045[1,2,4]	171,470
856,509	WinWater Mortgage Loan Trust 2016-1 3.500%, 1/20/2046[1,2,4]	789,790
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $184,051,537)	187,240,789
	CORPORATE BONDS — 0.0%
	FINANCIALS — 0.0%
750,000	First Matrix RMOF Trust 0.000% 10/1/20294,6,7,*	—
	TOTAL FINANCIALS
	(Cost $6,456)	—
	TOTAL CORPORATE BONDS
	(Cost $6,456)	—

Bramshill Multi-Strategy Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2026 (Unaudited)

Number of Shares		Value
	SHORT-TERM INVESTMENTS — 11.3%
35,857,806	Morgan Stanley Institutional Liquidity Fund - Government Portfolio 3.507%[8]	$35,857,806
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $35,857,806)	35,857,806
	TOTAL INVESTMENTS — 99.8%
	(Cost $321,072,536)	317,751,583
	Other Assets in Excess of Liabilities — 0.2%	681,753
	TOTAL NET ASSETS — 100.0%	$318,433,336

LLC – Limited Liability Company
LP – Limited Partnership

[1]Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $267,627,275, which represents 84.0% of total net assets of the Fund.
[2]Callable.
[3]Interest-only security.
[4]Variable rate security.
[5]Floating rate security.
[6]The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.
[7]Security is in default.
[8]The rate is the annualized seven-day yield at period end.
*Non-income producing security.